ACCRUED STOCK PAYABLE (Details) - Architectural Services - Architectural Services [Member]	Dec. 12, 2014 $ / shares shares
ACCRUED STOCK PAYABLE (Details) - Architectural Services [Line Items]
Stock Issued During Period, Shares, Issued for Services	50,000
Class of Warrant or Right, Outstanding	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 4.40